Ordinary Shares (Details) $ / shares in Units, ¥ in Millions	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares
Ordinary Shares (Details) [Line Items]
Common stock, value authorized | $					$ 50,000
Common stock, shares authorized					500,000,000
Common stock, par value per share | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares issued			66,667,000	66,667,000
Common stock, shares outstanding			66,667,000	66,667,000
Common stock, value outstanding | $			$ 6,667	$ 6,667
Common stock, value issued | $			$ 6,667	$ 6,667
IPO [Member]
Ordinary Shares (Details) [Line Items]
Stock issued during period, shares	3,333,400	3,333,400
American depository share	5	5
Share price | $ / shares		$ 9.25
Stock issued during period, value | $		$ 30,800,000
Proceeds from issuance initial public offering	¥ 170.7	$ 26,200,000